Securities - Amortized cost and fair value of available-for-sale securities by contractual maturity (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale, amortized cost
Within one year	$ 1,036,978
One to five years	9,201,183
Five to ten years	27,297,515
After ten years	18,950,766
Available-for-sale securities, amortized cost, subtotal	56,486,442
Mortgage-backed securities, amortized cost	45,457,262
Available-for-sale securities, amortized cost	101,943,704	$ 86,275,846
Available-for-sale securities, fair value
Within one year	1,043,616
One to five years	9,315,610
Five to ten years	27,081,945
After ten years	18,307,092
Available-for-sale Securities, fair value	55,748,263	64,294,937
Mortgage-backed securities, fair value	44,413,177	23,178,395
Available-for-sale securities, fair value	$ 100,161,440	$ 87,473,332